Shareholder Fees	Sep. 17, 2021
First Trust SkyBridge Crypto Industry and Digital Economy ETF | First Trust SkyBridge Crypto Industry and Digital Economy ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none